Information about subsidiaries	12 Months Ended
Jun. 30, 2018
Information About Subsidiaries
Information about subsidiaries
7.	Information about subsidiaries

The Group conducts its business through several operating and holding subsidiaries.

The subsidiaries are shown by percentage of participation held by the Group:

			06.30.18		06.30.17
Name of the entity	Place of business / Country of incorporation	Main activity	% of ownership interest held	% of ownership interest held by non-controlling interests	% of ownership interest held	% of ownership interest held by non-controlling interests

Fibesa S.A.	Argentina	Mandatary	100.00%	-	100.00%	-
Centro de Entretenimientos La Plata S.A.	Argentina	Real estate	100.00%	-	-	-
Torodur S.A.	Uruguay	Investment	100.00%	-	100.00%	-
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	0.05%	99.92%	0.08%
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	10.00%	90.00%	10.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	20.00%	80.00%	20.00%
Entertainment Holdings S.A.	Argentina	Investment	70.00%	30.00%	70.00%	30.00%
Emprendimiento Recoleta S.A.	Argentina	Real estate	53.68%	46.32%	53.68%	46.32%

Restrictions, commitments and other matters in respect of subsidiaries

According to Law N° 19,550, 5% of the profit in each fiscal year must be separated to constitute a legal reserve until they reach legal capped amounts (20% of the nominal value of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Group has not reached the legal limit of this reserve. Dividends are paid across the Group’s subsidiaries based on their individual accounting statements.

Arcos del Gourmet

Injuction order

In December 2013, the Judicial Branch confirmed an injunction order that suspended the opening of the Shopping Mall on the grounds that it did not have certain government permits in the context of two legal proceedings, where a final decision has been rendered for Arcos.

The plaintiff filed a petition for the continuation of the preliminary injunction by means of an extraordinary appeal of unconstitutionality which was denied by the lower and appellate courts; consequently, it filed an appeal with the Supreme Court of Justice of the Autonomous City of Buenos Aires, which referred the proceedings to the Court of Appeals for re-consideration of certain parameters related to green areas, as established by the lower court.

Nowadays, the Distrito Arcos is open to the public and operating normally.

Concession Status

In November 2008, Arcos del Gourmet S.A. signed a contract with the Agencia de Administración de Bienes del Estado (State Assets Administration Office, or AABE in Spanish) for which the Company had been granted the concession to use the properties located in the jurisdiction of Estación Palermo, ex Línea San Martín - Palermo loading deck (on Juan B. Justo Avenue from Santa Fe Avenue to Paraguay Street) until December 31, 2025 (the “Arcos concession agreement”).

Subsequently, in September 2011, a contract for the readjustment of this concession was entend in to with the Railway Infrastructure Administrator (ADIF in spanish) (to which the rail assets were transferred in the jurisdiction of AABE), puorsuant to the term of the Arcos concession agreement was extended until December 31, 2030. This new agreement provides for an automatic extension of 3 years and 4 months in the event that the Company complies with the agreement and ADIF so finds. Likewise, a new extension is established for an additional 3 years if the Company so declares and ADIF corroborates compliance with the obligations. This agreement established an initial monthly fee of Ps.200 (plus VAT) until December 31, 2025, and Ps.250 (plus VAT) as of January 1, 2026, these values being adjustable every 2 years until the end of the term of the concession.

The Argentine government issued Executive Order 1723/2012, whereby several plots of land located in prior rail yards of Palermo, Liniers and Caballito were designated for development and urbanization projects.

In this respect and as part of several measures related to other licensed persons and/or concessionaires, the Company was notified, of Resolution 170/2014 revoking of the Arcos of the Concession agreement.

It should further be pointed out that such measure:

(i) has not been adopted due to noncompliance of the company.

(ii) there is no the interruption of the commercial development or operation of the shopping mall, which continues to operate under normal conditions;

Notwithstanding the foregoing, Arcos del Gourmet S.A. has filed applicad the relevant administrative resources (appeal) and has also filed a judicial action requesting that the revocation of the Arcos Concession agreement be overruled. Likewise, the Company has concurrently brought an action of lease rental payments as a result of which it is making judicial deposits in time and form of the agreed monthly rental payments pursuant to the Concession to Agreement for that the Company interprets has been improperly revoked. To date, the administrative remedy has been waived (by operation of law since judicial proceedings have been commenced), the Argentine goverment answered the complaint in the case where the parties contest the admissibility of the order revoking the concession, and the complaint has already been served which was answered by Trenes Argentinos opposing exceptions, which have already been answered by the Company.

Emprendimiento Recoleta S.A

As a result of a public auction, in February 1991, the City of Buenos Aires granted to Emprendimiento Recoleta S.A (ERSA) a 20-year concession to use a plot of land in Centro Cultural Recoleta, which was set to expire in November 2013. In addition, pursuant to Resolution No. 1125/00 issued by the Secretariat of Economy and Finance of the Government of the City of Buenos Aires (Secretaria de Hacienda y Finanzas del GCBA) an extension was granted for “Edificio Esquina” or “Edificio Ballena” to be used as a Multipurpose Area (“Salones de usos múltiples”); and pursuant to Decree No. 867/10 dated November 25, 2010, a five-year extension was granted so the agreement is set to expire on November 18, 2018.

As of the date of these financial statements, no additional extension of the concession term had been agreed upon, for which reason it shall end on November 18, 2018, and on such date the ninety (90)-day term agreed by contract for the return of the property under concession to the Government of the City of Buenos Aires on the terms and conditions set forth in the agreement shall start running. For such purposes and in order to take all legal precautions available, ERSA has filed early eviction proceedings (also known as “condena de futuro”) against all lessees of the shopping mall.

On April 12, 2018, ERSA was given notice by the First Instance Court hearing Federal Criminal and Correctional Matters No. 1 (Juzgado Nacional en lo Criminal y Correccional Federal N° 1), in the case entitled “Blaksley Enrique and others, violation of Section 303”, of the resolution ordering an intervention of ERSAfor a term of six months, and appointment of observer for collection and reporting purposes, and a general restriction on the disposition of property. In response to such court order, ERSA filed motion to dismiss defend the company’s interests. As of the date hereof, ERSA has not been notified of any resolution on such motion or the appointment of an observer. On July 20, 2018 and subsequently, on August 10, 2018, it received two further notices from the same Court, whereby: 1) ERSA it is ordered to transfer to the Court’s account 7.36 % of all revenues of the company from any sources; and 2) the intervenors were appointed representatives of the 46.316% minority shareholders at all shareholders’ and board meetings. A motion to dismiss was filed against such orders.

It should be noted that the end of ERSA’s concession has no significant impact on the Group’s financial statements.

Panamerican Mall S.A.

Below is the summarized financial information of subsidiaries with material non-controlling interests which are considered significant for the Group, presented before intercompany eliminations.

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held by non-controlling interests	Book value of non-controlling interest	% of ownership interest held by controlling interests	Book amount
06.30.18	684,125	8,651,271	399,058	2,874,630	6,061,708	20%	1,211,783	80%	4,847,130
06.30.17	424,643	5,136,295	228,464	1,659,926	3,672,548	20%	734,510	80%	2,938,038

	Revenues	Comprehensive income for the year	Cash from operating activities	Cash from investing activities	Cash from financing activities	Net increase in cash and cash equivalents	Dividends paid to non-controlling interest
06.30.18	649,681	2,571,160	300,458	(712,855)	446,230	33,833	36,400
06.30.17	545,783	423,749	(4,917)	215,148	(153,121)	57,110	42,598

The non-controlling interests of the remaining subsidiaries summarize Ps. 186,089 and Ps. 136,659 as of June 30, 2018 and 2017 respectively. Non of these subsidiaries have non-controlling interest that individually are considered significant for the group.